Interest and Fees Income	12 Months Ended
Dec. 31, 2024
Interest and Fees Income [Abstract]
Interest and fees income
18	Interest and fees income

		Year ended December 31,
	Note	2022	2023	2024
		RMB	RMB	RMB
Interest and financing service fees on loans	(i)	1,574,074,534	1,580,001,675	1,343,738,056
- Interest income		1,573,405,364	1,579,868,355	1,343,738,056
- Financing service fees		669,170	133,320	-
Interest income charged to sales partners	(ii)	122,019,472	134,542,337	162,566,756
Interest income on debt securities	(iii)	22,195,046	20,468,849	16,842,567
Interest on deposits with banks		13,063,523	19,582,159	15,472,736
Total		1,731,352,575	1,754,595,020	1,538,620,115

(i)	Interest and financing service fees on loans, which include financing service fees on loans, are recognized in the consolidated statements of comprehensive income using the effective interest method. Financing service fees on loans, are deferred and amortized over the contractual life of the related loans utilizing the effective interest method.

(ii)	Interest income charged to sales partners refers to the cost of and interest on the partner’s instalment repurchase options under collaboration model.

(iii)	Interest income on debt securities in forms of partnership investment and corporate debt securities. Please refer to note 6(b).